Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Accrued expenses	$482,921	$106,732
Accrued payroll	374,303	400,583
Accrued interest (1)	1,456,779	170,925
Accrued taxes payable	55,357	45,903
Accrued professional fees	388,085	255,276
Secured borrowings – recourse factoring liabilities (2)	103,506	575,043
Payables to third-party vendors or service providers for administrative activities	808,159	472,177
Reimbursement payables to employees	6,412	18,955
Refundable deposit	41,115	-
Total other payables and accrued liabilities	$3,716,637	$2,045,594

(1)	Accrued interest primarily relates to short-term loans from third parties, for which interest expense has been recognized but remains unpaid as of the balance sheet date. Refer to Note 8 – Credit facilities for detail.

(2)	During the year ended December 31, 2025, the Company has factored its accounts receivable with recourse and accounted for the transaction as secured borrowings and recorded as recourse factoring liabilities. The factoring company advanced 80% of the verified invoice amount to the Company and retained 20% of the invoice amount as collateral until its customer fully repays the invoice amount. As of December 31, 2025 and 2024, the carrying amount of the Company’s pledged accounts receivable associated with these liabilities amounted to US$25,877 and US$143,761, respectively. For the years ended December 31, 2025 and 2024, the Company has incurred US$53,535 and US$13,063, respectively, cost associated with the factoring arrangement and recorded as interest expenses in the accompanying consolidated statements of operations and comprehensive loss.